Borrowings - Financial borrowings (Details) $ in Thousands, € in Millions, R$ in Millions			1 Months Ended	12 Months Ended
	Jan. 15, 2024 USD ($)	Jan. 15, 2024 BRL (R$)	Apr. 30, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Borrowings
Borrowing				$ 1,158,071	$ 1,333,237	$ 1,465,437
Prepayments			€ 20	314,077	200,475	$ 328,775
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Borrowings
Prepayments	$ 15,700
Bank and financial borrowings
Borrowings
Borrowing				$ 282,900	$ 407,800
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2033
Borrowings
Borrowings, interest rate basis				TJLP(2) plus spread	TJLP(2) plus spread
Borrowing				$ 157,700	$ 213,900
Bank and financial borrowings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | February 2026
Borrowings
Borrowings, interest rate basis				T.R.E.(3) plus spread	T.R.E.(3) plus spread
Borrowing				$ 2,400	$ 4,200
Bank and financial borrowings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | December 2025
Borrowings
Borrowings, interest rate basis				T.R.E.(3) plus spread	T.R.E.(3) plus spread
Borrowing				$ 1,800	$ 1,400
Bank and financial borrowings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | December 2025
Borrowings
Borrowings, interest rate basis					T.R.E.(3) plus spread
Borrowing					$ 3,600
Bank and financial borrowings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | November 2024
Borrowings
Borrowings, interest rate basis					T.R.E.(3) plus spread
Borrowing					$ 1,800
Bank and financial borrowings | URUGUAY | February 2026
Borrowings
Borrowings, interest rate				4.30%	4.30%
Borrowing				$ 300	$ 600
Bank and financial borrowings | URUGUAY | November 2027
Borrowings
Borrowings, interest rate				5.37%	5.37%
Borrowing				$ 700	$ 1,000
Bank and financial borrowings | URUGUAY | January 2028
Borrowings
Borrowings, interest rate				5.37%
Borrowing				$ 800
Bank and financial borrowings | URUGUAY | October 2024
Borrowings
Borrowings, interest rate					4.30%
Borrowing					$ 400
Bank and financial borrowings | Toscana Aeroporti S.p.A. | June 2030
Borrowings
Borrowings, interest rate basis				Euribor plus spread
Borrowing				$ 90,700
Bank and financial borrowings | Toscana Aeroporti S.p.A. | September 2027
Borrowings
Borrowings, interest rate basis					Euribor 6 month plus spread
Borrowing					$ 13,000
Bank and financial borrowings | Toscana Aeroporti S.p.A. | March 2024
Borrowings
Borrowings, interest rate basis					Euribor 3 month plus spread
Borrowing					$ 9,400
Bank and financial borrowings | Toscana Aeroporti S.p.A. | March 2024
Borrowings
Borrowings, interest rate basis					Euribor 6 month plus spread
Borrowing					$ 12,300
Bank and financial borrowings | Toscana Aeroporti S.p.A. | January 2024
Borrowings
Borrowings, interest rate					6.10%
Borrowing					$ 12,200
Bank and financial borrowings | Toscana Aeroporti S.p.A. | September 2026
Borrowings
Borrowings, interest rate basis					Euribor 3 month plus spread
Borrowing					$ 60,500
Bank and financial borrowings | Toscana Aeroporti S.p.A. | June 2024
Borrowings
Borrowings, interest rate basis					Euribor 3 month plus spread
Borrowing					$ 100
Bank and financial borrowings | Toscana Aeroporti S.p.A. | February 2024
Borrowings
Borrowings, interest rate basis					Euribor 3 month plus spread
Borrowing					$ 4,000
Bank and financial borrowings | AA2000 | October 2025
Borrowings
Borrowings, interest rate basis				SOFR plus spread	SOFR plus spread
Borrowing				$ 10,200	$ 10,200
Bank and financial borrowings | AA2000 | November 2024
Borrowings
Borrowings, interest rate					8.50%
Borrowing					$ 9,000
Bank and financial borrowings | AA2000 | January 2024
Borrowings
Borrowings, interest rate					15.50%
Borrowing					$ 500
Bank and financial borrowings | AA2000 | December 2024
Borrowings
Borrowings, interest rate					15.50%
Borrowing					$ 100
Bank and financial borrowings | AA2000 | July 2024
Borrowings
Borrowings, interest rate					7.00%
Borrowing					$ 300
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2027
Borrowings
Borrowings, interest rate				5.10%	5.10%
Borrowing				$ 3,900	$ 5,500
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2027
Borrowings
Borrowings, interest rate				3.80%	3.80%
Borrowing				$ 3,900	$ 5,500
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2029
Borrowings
Borrowings, interest rate basis				SOFR plus spread
Borrowing				$ 4,000
Bank and financial borrowings | Puerta del Sur S.A. | March 2028
Borrowings
Borrowings, interest rate				5.15%	6.14%
Borrowing				$ 6,500	$ 8,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Borrowings
Borrowings, interest rate basis					TJLP(2) plus spread
Borrowing					$ 6,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | June 2032
Borrowings
Borrowings, interest rate basis					T.R. plus spread plus IPCA
Borrowing					$ 1,800
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Borrowings
Borrowings, interest rate basis					T.R. plus spread plus IPCA
Borrowing					$ 4,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Borrowings
Borrowings, interest rate basis					T.R. plus spread plus IPCA
Borrowing					$ 2,300
Bank and financial borrowings | Armenia International Airports C.J.S.C. | December 2024
Borrowings
Borrowings, interest rate					6.00%
Borrowing					$ 13,200
Financial borrowing amount
Borrowings
Borrowing					$ 392,200
Financial borrowing amount | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Borrowings
Prepayments | R$		R$ 75.9